CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 4,090	$ 3,798	$ 3,223
Less net income for noncontrolling interests	(3)	(4)	(5)
Net income attributable to Eaton ordinary shareholders	4,087	3,794	3,218
Other comprehensive income (loss), net of tax
Currency translation and related hedging instruments	240	(370)	235
Pensions and other postretirement benefits	(18)	(49)	(185)
Cash flow hedges	1	(17)	(11)
Other comprehensive income (loss) attributable to Eaton ordinary shareholders	223	(436)	39
Total comprehensive income attributable to Eaton ordinary shareholders	$ 4,310	$ 3,358	$ 3,257